Other receivables and other payables -Deferred/contingent payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Payment made	R (185)	R (577)	R (756)
Total cash payments made	(4,730)	(2,331)	(756)
Payments in excess of the original fair value (operating cash flows)	(4,545)	(1,754)	0
Payments up to initial fair value (investing cash flows)	R (185)	(577)	(756)
Deferred payment and deferred consideration liabilities | Commodity price risk
Disclosure of detailed information about business combination [line items]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 52	101	74
Rustenburg Operations acquisition
Disclosure of detailed information about business combination [line items]
Payment made	(4,441)	(2,246)	(739)
Payments up to initial fair value (investing cash flows)	(4,441)	(2,246)	(739)
Pandora acquisition by Lonmin
Disclosure of detailed information about business combination [line items]
Payment made	(178)	(85)	(17)
Payments up to initial fair value (investing cash flows)	(178)	(85)	(17)
SFA Oxford Limited
Disclosure of detailed information about business combination [line items]
Contingent consideration (related to SFA (Oxford) acquisition)	R (111)	R 0	R 0